Liabilities Presented at Fair Value (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Liabilities Presented At Fair Value [Abstract]
Risk-free interest rate	0.20%	1.71%	1.70%
Expected volatility	76.00%	80.00%	80.00%
Expected life (in years)	2 years	3 years	2 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%